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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-08657


                      	Pioneer Equity Income Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31

Date of reporting period:  January 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

           Pioneer Equity Income Fund
           Schedule of Investments  1/31/06 (unaudited)


 Shares                                                          Value
           CONVERTIBLE PREFERRED STOCK - 0.7 %
           Automobiles & Components - 0.6 %
           Automobile Manufacturers - 0.6 %
  175,000  Ford Cap Trust, 6.5%, 1/15/32                      $ 5,610,500
           Total Automobiles & Components                     $ 5,610,500
           Pharmaceuticals & Biotechnology - 0.1 %
           Pharmaceuticals - 0.1 %
   15,745  Schering-Plough Corp., 6.0%, 9/14/07               $   804,963
           Total Pharmaceuticals & Biotechnology              $   804,963
           TOTAL CONVERTIBLE PREFERRED STOCK
           (Cost   $8,995,070)                                $ 6,415,463
           COMMON STOCK - 99.0 %
           Energy - 5.9 %
           Integrated Oil & Gas - 5.9 %
  401,400  Chevron Corp.                                      $23,835,132
  317,560  ConocoPhillips                                      20,546,132
  233,878  Exxon Mobil Corp.                                   14,675,845
                                                              $59,057,109
           Total Energy                                       $59,057,109
           Materials - 6.1 %
           Construction Materials - 0.7 %
  100,000  Vulcan Materials Co.                               $ 7,188,000
           Diversified Chemical - 1.3 %
  200,000  Dow Chemical Co.                                   $ 8,460,000
  230,000  Olin Corp.                                           4,715,000
                                                              $13,175,000
           Diversified Metals & Mining - 0.3 %
  120,000  Compass Minerals International, Inc.               $ 2,954,400
           Industrial Gases - 1.2 %
  200,000  Air Products & Chemicals, Inc.                     $12,338,000
           Specialty Chemicals - 1.1 %
  400,000  Valspar Corp.                                      $10,888,000
           Steel - 1.5 %
  513,705  Roanoke Electric Steel Corp.                       $14,507,029
           Total Materials                                    $61,050,429
           Capital Goods - 8.6 %
           Aerospace & Defense - 1.0 %
  170,000  United Technologies Corp.                          $ 9,922,900
           Construction & Farm Machinery & Heavy Trucks - 3.6 %
  100,000  Deere & Co.                                        $ 7,176,000
  418,625  PACCAR, Inc.                                        29,136,300
                                                              $36,312,300
           Electrical Component & Equipment - 1.4 %
  175,000  Emerson Electric Co.                               $13,553,750
           Industrial Machinery - 2.6 %
  632,446  Gorman-Rupp Co.                                    $13,724,078
  350,000  The Timken Co.                                      12,659,500
                                                              $26,383,578
           Total Capital Goods                                $86,172,528
           Commercial Services & Supplies - 0.4 %
           Office Services & Supplies - 0.4 %
  100,000  Mine Safety Appliances Co. *                       $ 3,983,000
           Total Commercial Services & Supplies               $ 3,983,000
           Automobiles & Components - 2.4 %
           Auto Parts & Equipment - 1.7 %
  255,600  Johnson Controls, Inc.                             $17,697,744
           Automobile Manufacturers - 0.7 %
  850,000  Ford Motor Corp.                                   $ 7,293,000
           Total Automobiles & Components                     $24,990,744
           Consumer Durables & Apparel - 0.8 %
           Housewares & Specialties - 0.8 %
  340,000  Tupperware Corp. (b)                               $ 7,548,000
           Total Consumer Durables & Apparel                  $ 7,548,000
           Consumer Services - 1.9 %
           Leisure Facilities - 1.5 %
  531,200  Cedar Fair, L.P.                                   $14,963,904
           Specialized Consumer Services - 0.4 %
  300,000  Servicemaster Co.                                  $ 3,882,000
           Total Consumer Services                            $18,845,904
           Media - 1.6 %
           Publishing - 1.6 %
  320,000  McGraw-Hill Co., Inc.                              $16,332,800
           Total Media                                        $16,332,800
           Retailing - 2.1 %
           Department Stores - 1.1 %
  164,472  Federated Department Stores, Inc.                  $10,958,769
           Distributors - 1.0 %
  230,000  Genuine Parts Co.                                  $ 9,781,900
           Total Retailing                                    $20,740,669
           Food & Drug Retailing - 0.5 %
           Food Retail - 0.5 %
  200,000  Albertson's, Inc.                                  $ 5,030,000
           Total Food & Drug Retailing                        $ 5,030,000
           Food, Beverage & Tobacco - 5.1 %
           Packaged Foods & Meats - 4.4 %
  520,000  Campbell Soup Co.                                  $15,563,600
  165,000  General Mills, Inc.                                  8,020,650
  272,550  H.J. Heinz Co., Inc.                                 9,250,347
  180,000  Kellogg Co.                                          7,722,000
  184,000  Sara Lee Corp.                                       3,363,520
                                                              $43,920,117
           Soft Drinks - 0.7 %
  116,300  PepsiCo, Inc.                                      $ 6,650,034
           Total Food, Beverage & Tobacco                     $50,570,151
           Household & Personal Products - 2.3 %
           Household Products - 2.3 %
  188,800  Clorox Co.                                         $11,299,680
  206,000  Colgate-Palmolive Co.                               11,307,340
                                                              $22,607,020
           Total Household & Personal Products                $22,607,020
           Health Care Equipment & Services - 0.6 %
           Health Care Equipment - 0.6 %
   88,000  Becton, Dickinson & Co.                            $ 5,702,400
           Total Health Care Equipment & Services             $ 5,702,400
           Pharmaceuticals & Biotechnology - 7.8 %
           Pharmaceuticals - 7.8 %
  356,600  Abbott Laboratories                                $15,387,290
  620,000  Bristol-Myers Squibb Co.                            14,129,800
  200,000  Eli Lilly & Co.                                     11,324,000
  190,000  Johnson & Johnson                                   10,932,600
  715,400  Merck & Co., Inc.                                   24,681,300
  100,000  Pfizer, Inc.                                         2,568,000
                                                              $79,022,990
           Total Pharmaceuticals & Biotechnology              $79,022,990
           Banks - 15.3 %
           Diversified Banks - 5.2 %
  100,000  Bank of America Corp.                              $ 4,423,000
  100,000  Comerica, Inc.                                       5,547,000
  418,700  U.S. Bancorp                                        12,523,317
  293,166  Wachovia Corp.                                      16,074,292
  215,662  Wells Fargo  & Co.                                  13,448,682
                                                              $52,016,291
           Regional Banks - 7.1 %
  250,000  First Horizon National Corp.                       $ 9,467,500
  358,600  National City Corp.                                 12,256,948
  150,000  PNC Bank Corp.                                       9,729,000
  200,000  Regions Financial Corp.                              6,636,000
  275,000  SunTrust Banks, Inc.                                19,648,750
  400,000  Whitney Holding Corp.                               13,160,000
                                                              $70,898,198
           Thrifts & Mortgage Finance - 3.0 %
  705,000  Washington Mutual, Inc.                            $29,835,600
           Total Banks                                        $152,750,089
           Diversified Financials - 6.2 %
           Asset Management & Custody Banks - 4.9 %
  416,000  Eaton Vance Corp.                                  $11,989,120
  100,000  State Street Corp.                                   6,046,000
  402,000  T. Rowe Price Associates, Inc.                      30,724,860
                                                              $48,759,980
           Investment Banking & Brokerage - 0.8 %
  175,000  A.G. Edwards, Inc.                                 $ 8,324,750
           Diversified Financial Services - 0.5 %
  100,000  Citigroup, Inc.                                    $ 4,658,000
           Total Diversified Financials                       $61,742,730
           Insurance - 5.1 %
           Life & Health Insurance - 1.6 %
  280,000  Jefferson - Pilot Corp.                            $16,332,400
           Property & Casualty Insurance - 3.5 %
  205,100  Chubb Corp.                                        $19,351,185
  299,300  Safeco Corp.                                        15,638,425
                                                              $34,989,610
           Total Insurance                                    $51,322,010
           Real Estate - 2.3 %
           Real Estate Investment Trusts - 2.3 %
  150,000  Archstone Communities Trust                        $ 7,029,000
  200,000  Kimco Realty Corp.                                   7,018,000
  200,000  Liberty Property Trust                               9,052,000
                                                              $23,099,000
           Total Real Estate                                  $23,099,000
           Software & Services - 0.7 %
           Data Processing & Outsourced Services - 0.7 %
  150,000  Automatic Data Processing, Inc.                    $ 6,591,000
           Total Software & Services                          $ 6,591,000
           Technology Hardware & Equipment - 0.3 %
           Computer Hardware - 0.3 %
  100,000  Hewlett-Packard Co.                                $ 3,118,000
           Total Technology Hardware & Equipment              $ 3,118,000
           Telecommunication Services - 8.5 %
           Integrated Telecommunication Services - 7.4 %
  862,906  AT&T Corp.                                         $22,392,411
  696,400  Bell South Corp.                                    20,035,428
  800,000  Citizens Utilities Co. (Class B)                     9,816,000
  700,000  Verizon Communications, Inc.                        22,162,000
                                                              $74,405,839
           Wireless Telecommunication Services - 1.1 %
  184,585  Alltel Corp.                                       $11,080,638
           Total Telecommunication Services                   $85,486,477
           Utilities - 14.5 %
           Electric Utilities - 2.6 %
  384,400  Great Plains Energy, Inc. (b)                      $10,966,932
  440,000  Southern Co.                                        15,312,000
                                                              $26,278,932
           Gas Utilities - 4.5 %
   50,000  Atmos Energy Corp.                                 $ 1,314,000
  360,000  Equitable Resources, Inc.                           13,284,000
  366,600  Questar Corp.                                       29,870,568
                                                              $44,468,568
           Multi-Utilities - 7.4 %
  285,000  Ameren Corp.                                       $14,466,600
  275,000  Consolidated Edison, Inc.                           12,927,750
  454,700  KeySpan Energy Corp.                                16,332,824
  380,000  NSTAR                                               10,921,200
  529,000  PG&E Corp.                                          19,736,990
                                                              $74,385,364
           Total Utilities                                    $145,132,864
           TOTAL COMMON STOCK
           (Cost   $711,374,304)                              $990,895,914
Principal
 Amount
           TEMPORARY CASH INVESTMENTS - 1.3 %
           Repurchase Agreement - 0.3 %
 $ 3,000,00UBS Warburg, Inc., 4.33%, dated 1/31/06, repurchase price of
           $3,000,000 plus accrued interest on 2/1/06 collateralized by
           $3,093,000 U.S. Treasury Bill, 0.0%, 4/27/06       $ 3,000,000
           Security Lending Collateral - 1.0 %
10,106,711 Security Lending Investment Fund, 4.37             $10,106,711
           TOTAL TEMPORARY CASH INVESTMENTS
           (Cost   $13,106,711)                               $13,106,711
           TOTAL INVESTMENT IN SECURITIES - 101.0%
           (Cost   $733,476,086) (a)                          $1,010,418,088
           OTHER ASSETS AND LIABILITIES - (1.0)%              $(9,639,226)
           TOTAL NET ASSETS - 100.0%                          $1,000,778,862


         (aAt January 31, 2006, the net unrealized gain on investments based o

           Aggregate gross unrealized gain for all investments$  315,109,354

           Aggregate gross unrealized loss for all investments    (38,167,352)

           Net unrealized gain                                $  276,942,002

         (bAt January 31, 2006, the following securities were out on loan:
 Shares                         Security                         Value
   334,507    Great Plains Energy, Inc.                         $   9,543,485
     8,607    Tupperware Corp.                                       191,075
           Total                                              $   9,734,560




ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Equity Income Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date March 31, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date March 31, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date March 31, 2006

* Print the name and title of each signing officer under his or her signature.